Property, Plant And Equipment And Rental Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Property, Plant And Equipment And Rental Equipment
NOTE 4. PROPERTY, PLANT AND EQUIPMENT AND RENTAL EQUIPMENT
During the three and six months ended June 30, 2022, the Company added $2.1 million and $3.0 million in property, plant and equipment (“PP&E”) (June 30, 2021 – $1.4 million and $2.7 million) and $12.2 million and $14.7 million in rental equipment (June 30, 2021 – $14.6 million and $26.0 million). The impact of foreign exchange movements on assets denominated in a foreign currency during the three and six months ended June 30, 2022 was an increase of $2.5 million and $1.4 million on PP&E and an increase of $16.0 million and $10.9 million on rental equipment (June 30, 2021 – decrease of $1.3 million and $2.5 million; decrease of $5.9 million and $15.7 million, respectively).
Depreciation of PP&E and rental equipment included in earnings for the three months ended June 30, 2022 was $16.6 million (June 30, 2021 – $16.1 million), of which $16.1 million was included in COGS (June 30, 2021 – $16.0 million) and $0.5 million was included in SG&A (June 30, 2021 – $0.1 million).
Depreciation of PP&E and rental equipment included in earnings for the six months ended June 30, 2022 was $32.9 million (June 30, 2021 – $31.8 million), of which $32.0 million was included in COGS (June 30, 2021 – $31.2 million) and $0.9 million was included in SG&A (June 30, 2021 – $0.6 million).
During the first quarter of 2022, the Company reclassified certain prior period amounts between COGS and SG&A. Refer to Note 1(b) for more details. As a result, during the three and six months ended June 30, 2021, $0.8 million and $1.2 million of PP&E depreciation was reclassified from SG&A to COGS.
Impairment of rental equipment included in earnings for the three and six months ended June 30, 2022 was $0.3 million (June 30, 2021 – $0.5 million).

NOTE 9. PROPERTY, PLANT AND EQUIPMENT AND RENTAL EQUIPMENT

	Land	Building	Equipment	Assets under construction	Total property, plant and equipment	Rental equipment
Cost
January 1, 2021	$18,471	$112,179	$63,844	$4,050	$198,544	$881,684
Additions	—	—	831	4,323	5,154	52,187
Reclassification	—	2,327	2,566	(5,297)	(404)	—
Disposals	—	(66)	(2,436)	—	(2,502)	(82,304)
Currency translation effects	(60)	(419)	(313)	(8)	(800)	(11,833)

December 31, 2021	$18,411	$114,021	$64,492	$3,068	$199,992	$839,734

Accumulated depreciation
January 1, 2021	$—	$(44,334)	$(51,574)	$—	$(95,908)	$(243,870)
Depreciation charge	—	(5,956)	(4,451)	—	(10,407)	(55,466)
Impairment	—	—	—	—	—	(537)
Disposals	—	66	2,351	—	2,417	62,990
Currency translation effects	—	137	183	—	320	7,477

December 31, 2021	$—	$(50,087)	$(53,491)	$—	$(103,578)	$(229,406)

Net book value – December 31, 2021	$18,411	$63,934	$11,001	$3,068	$96,414	$610,328

	Land	Building	Equipment	Assets under construction	Total property, plant and equipment	Rental equipment
Cost
January 1, 2020	$18,756	$105,130	$63,386	$10,304	$197,576	$917,204
Additions	—	198	1,176	8,500	9,874	123,879
Reclassification	—	9,213	3,324	(14,956)	(2,419)	—
Disposals	—	(76)	(3,120)	—	(3,196)	(119,251)
Currency translation effects	(285)	(2,286)	(922)	202	(3,291)	(40,148)

December 31, 2020	$18,471	$112,179	$63,844	$4,050	$198,544	$881,684

Accumulated depreciation
January 1, 2020	$—	$(39,262)	$(49,763)	$—	$(89,025)	$(275,109)
Depreciation charge	—	(5,945)	(5,558)	—	(11,503)	(51,360)
Impairment	—	—	—	—	—	(2,607)
Disposals	—	71	3,055	—	3,126	67,054
Currency translation effects	—	802	692	—	1,494	18,152

December 31, 2020	$—	$(44,334)	$(51,574)	$—	$(95,908)	$(243,870)

Net book value – December 31, 2020	$18,471	$67,845	$12,270	$4,050	$102,636	$637,814

	Land	Building	Equipment	Assets under construction	Total property, plant and equipment	Rental equipment
Cost
January 1, 2019	$23,034	$88,668	$59,685	$11,641	$183,028	$798,999
Additions	—	1,557	1,283	43,482	46,322	217,068
Reclassification	—	33,403	8,167	(44,338)	(2,768)	—
Disposals	(3,531)	(14,663)	(3,898)	—	(22,092)	(51,811)
Currency translation effects	(747)	(3,835)	(1,851)	(481)	(6,914)	(47,052)

December 31, 2019	$18,756	$105,130	$63,386	$10,304	$197,576	$917,204

Accumulated depreciation
January 1, 2019	$—	$(45,216)	$(49,106)	$—	$(94,322)	$(260,510)
Depreciation charge	—	(5,039)	(5,740)	—	(10,779)	(52,916)
Impairment	—	—	—	—	—	(26,414)
Disposals	—	9,441	3,748	—	13,189	45,969
Currency translation effects	—	1,552	1,335	—	2,887	18,762

December 31, 2019	$—	$(39,262)	$(49,763)	$—	$(89,025)	$(275,109)

Net book value – December 31, 2019	$18,756	$65,868	$13,623	$10,304	$108,551	$642,095

During the fourth quarter of 2021 and 2020, the Company recorded a disposition of certain rental equipment that was recognized as a finance lease. Refer to Note 11 for further details on these finance lease transactions.
Depreciation of property, plant and equipment and rental equipment included in earnings (loss) for the year ended December 31
, 2021
was $65.9
 million (December 31, 2020
–
$62.9
 million; December 31
, 2019
–
$63.7
million), of which $64.1
 million was included in cost of goods sold (December 31, 2020
–
$61.2
 million; December 31
, 2019
–
$61.7
million) and $1.8
 million was included in selling and administrative expenses (December 31, 2020
–
$1.7
 million; December 31
, 2019
–
$2.0
million).
Impairment of rental equipment included in earnings for the year ended December 31, 2021 was $0.5 million (December 31, 2020 – $2.6 million; December 31, 2019 – $26.4 million).
The Company reclassified certain amounts between cost of goods sold and selling and administrative expenses, refer to Note 2(a) for more details. The impact of the reclassification on property, plant and equipment depreciation from selling and administrative expenses to cost of goods sold is $1.9 million for the year ended December 31, 2021 (December 31, 2020 – $2.0 million; December 31, 2019 – $1.6
million).